Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Taxes	Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.
	Property and equipment, net	Intangible assets, net	Carryforward tax losses	Carryforward research and development expenses	Other	Total
	U.S. dollar in thousands

Balance as of January 1, 2023	-	(852)	551	-	-	(301)
Changes during the year:
Charged to the statement of profit or loss	-	688	(509)	285	18	482
Balance as of December 31, 2023	-	(164)	42	285	18	181

Balance as of January 1, 2022	-	(1,067)	422	-	-	(645)
Changes during the year:
Charged to the statement of profit or loss	-	215	129	-	-	344
Balance as of December 31, 2022	-	(852)	551	-	-	(301)

Balance as of January 1, 2021	(10)	(783)	-	-	-	(793)
Changes during the year:
Initial recognition due to business combination	-	(825)	-	-	-	(825)
Charged to the statement of profit or loss	10	541	422	-	-	973
Balance as of December 31, 2021	-	(1,067)	422	-	-	(645)

Schedule of Reconciliation of Theoretical Taxes on income	Following is a reconciliation of the theoretical taxes on income, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see above) and the actual tax expense:
	Year ended December 31
	2023		2022		2021
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands
Loss before taxes on income, as reported in the statement of profit or loss	23	6,089	23	12,783	23	9,470
Theoretical tax benefit		(1,400)		(2,940)		(2,178)
Increase (decrease) in effective tax rate due to:
Tax benefits arising from reduced tax rate under Preferred Technological Enterprise		(590)		441		497
Decrease in taxes resulting from utilization of losses in the reported year for which deferred taxes were not recognized in prior years		(843)		-		-
Increase in taxes resulting from permanent differences - non-deductible expenses		2,206		261		214
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized		145		1,911		522
Tax benefit		(482)		(327)		(945)